INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Gross Carrying Value	$ 62,133	$ 44,078
Accumulated Amortization	(31,107)	(24,351)
Intangible assets, net	31,026	19,727
Amortization expense	7,993	3,793	$ 3,586
Expected amortization expense of intangible assets
2025	7,644
2026	7,389
2027	6,930
2028	4,094
2029	1,189
Thereafter	3,780
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Value	52,279	37,898
Accumulated Amortization	(29,148)	(23,820)
Intangible assets, net	23,131	14,078
Customer-related intangible assets
INTANGIBLE ASSETS, NET
Gross Carrying Value	5,704	3,647
Accumulated Amortization	(1,402)	(478)
Intangible assets, net	4,302	3,169
Trademark
INTANGIBLE ASSETS, NET
Gross Carrying Value	4,150	2,533
Accumulated Amortization	(557)	(53)
Intangible assets, net	$ 3,593	$ 2,480